Business Segments	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Business Segments

10. Business Segments.

The Company operates in three reportable business segments. The Company’s operations are substantially in the Southeastern and Mid-Atlantic states.

The transportation segment hauls petroleum and other liquids and dry bulk commodities by tank trailers. The Company’s real estate operations consist of two reportable segments. The Mining royalty land segment owns real estate including construction aggregate royalty sites and parcels held for investment. The Developed property rentals segment acquires, constructs, and leases office/warehouse buildings primarily in the Baltimore/Northern Virginia/Washington area and holds real estate for future development or related to its developments.

The Company’s transportation and real estate groups operate independently and have minimal shared overhead except for corporate expenses. Corporate expenses are allocated in fixed quarterly amounts based upon budgeted and estimated proportionate cost by segment. Unallocated corporate expenses primarily include stock compensation and corporate aircraft expenses. Reclassifications to prior period amounts have been made to be comparable to the current presentation.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	2014	2013	2012
Revenues:
Transportation	$129,162	112,120	103,476
Mining royalty land	5,349	5,302	4,483
Developed property rentals	25,629	22,352	19,555
	$160,140	139,774	127,514

Operating profit:
Transportation	$8,027	11,119	9,107
Mining royalty land	4,736	4,739	3,905
Developed property rentals	10,228	9,427	5,497
Corporate expenses:
Allocated to transportation	(1,721)	(1,765)	(1,631)
Allocated to mining land	(755)	(731)	(674)
Allocated to developed property	(1,133)	(1,094)	(1,012)
Unallocated	(1,614)	(1,261)	(1,091)
	(5,223)	(4,851)	(4,408)
	$17,768	20,434	14,101

Interest expense:
Mining royalty land	$44	59	40
Developed property rentals	1,431	2,461	2,598
	$1,475	2,520	2,638

Capital expenditures:
Transportation (a)	$13,028	15,612	10,459
Mining royalty land	—	—	11,039
Developed property rentals:
Capitalized interest	1,763	1,863	1,646
Internal labor	469	418	609
Real estate taxes (b)	112	904	(1,209)
Other costs	16,939	19,751	11,804
	$32,311	38,548	34,348

(a)Includes $3,397 related to the Pipeline Transportation, Inc. acquisition during fiscal 2014. (b)Includes a $2,311 receivable on previously capitalized real estate taxes on the Anacostia property for fiscal 2012.

Depreciation, depletion and
amortization:
Transportation	$8,813	7,401	6,750
Mining royalty land	124	105	112
Developed property rentals	6,721	6,141	5,729
Other	481	418	403
	$16,139	14,065	12,994

Identifiable net assets at September 30:
Transportation	$59,465	49,410	42,642
Mining royalty land	39,368	40,008	39,695
Developed property rentals	211,556	195,476	184,358
Cash items	1,013	502	6,713
Unallocated corporate assets	1,669	1,697	2,297
	313,071	287,093	275,705